Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands		Total	Share capital	Premiums related to the share capital	Reserves	Translation reserve	Net income (loss)
Beginning balance at Dec. 31, 2017		€ 181,420	€ 1,794	€ 281,744	€ (68,385)	€ (203)	€ (33,530)
Net loss for the period		(38,224)					(38,224)
Other comprehensive income		(43)			(58)	15
Comprehensive income (loss)		(38,267)	0	0	(58)	15	(38,224)
Allocation of prior period loss		0			(33,530)		33,530
Issue of ordinary shares		0	0	0
Share-based payment		2,449			2,449
Ending balance at Dec. 31, 2018		145,602	1,794	281,744	(99,524)	(188)	(38,224)
Net loss for the period		(62,659)					(62,659)
Other comprehensive income		1,199			(38)	1,237
Comprehensive income (loss)		(61,460)	0	0	(38)	1,237	(62,659)
Allocation of prior period loss		0			(38,224)		38,224
Issue of ordinary shares		0
Share-based payment		1,359			1,359
Issue of warrants		59		59
Reclassification		0		(115)	(180)	295
Ending balance at Dec. 31, 2019		85,560	1,794	281,688	(136,607)	1,344	(62,659)
Net loss for the period		(73,300)					(73,300)
Other comprehensive income		381			(19)	400
Comprehensive income (loss)		(72,919)	0	0	(19)	400	(73,300)
Allocation of prior period loss	[1]	0		(54,208)	(8,451)		62,659
Issue of ordinary shares	[2]	12,719	212	12,507
Share-based payment		1,179			1,179
Issue of warrants		0
Allocation of reserves on premiums	[1]	0		(119,282)	119,282
Ending balance at Dec. 31, 2020		€ 26,539	€ 2,006	€ 120,705	€ (24,616)	€ 1,744	€ (73,300)

[1]	In accordance with the decision of the shareholders meeting dated June 26, 2020.
[2]	Includes €12,600 thousand linked to the conversion of convertible notes (refer to note 4.9.1).